Note 11 - Subsequent Events (Details Textual) - $ / shares		9 Months Ended	12 Months Ended
	Oct. 26, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Event [Member] | Employee [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	48 years
Subsequent Event [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	25,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.25
Subsequent Event [Member] | Former Consultant [Member]
Class of Warrant or Right, Extension, Number of Warrants	100,000
Class of Warrant or Right, Extension Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,974,445	490,000	240,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.25	$ 1.25	$ 1